ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 6,492	$ 6,360	$ 17,531	$ 20,384
Cost of goods sold	(5,178)	(5,015)	(14,706)	(15,732)
Other, net	(1,388)	(173)	(290)	(552)
Interest expense	(161)	(192)	(512)	(570)
Income taxes	15	486	78	261
Net income (loss)	(932)	643	(625)	1,334
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(35)	(1)	(85)	1
Reclassification out of accumulated other comprehensive income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	4	(2)	5	2
Cost of goods sold	(12)	17	7	46
Other, net	(1)	3	(11)	10
Interest expense	1	3	4	6
Income taxes	0	(4)	(4)	(10)
Net income (loss)	(8)	17	1	54
Reclassification out of accumulated other comprehensive income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	12	18	33	52
Amortization of prior service cost	(33)	(32)	(98)	(91)
Reclassification out of accumulated other comprehensive income | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(6)	(4)	(21)	(14)
Net income (loss)	$ (27)	$ (18)	$ (86)	$ (53)